CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Class A ordinary shares/ Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning Balance (in shares) at Dec. 31, 2017		126.3
Beginning Balance at Dec. 31, 2017	$ 5,386.1	$ 16.0	$ 1,488.6	$ 4,109.7	$ (9.3)	$ (218.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans (in shares)		0.6
Net shares issued (acquired) under share-based compensation plans	(3.4)	$ 0.0	(4.8)		1.4
Share-based compensation	4.5		4.5
Retirement benefit adjustments, net of taxes	2.8					2.8
Net loss	(112.3)			(112.3)
Ending Balance (in shares) at Mar. 31, 2018		126.9
Ending Balance at Mar. 31, 2018	5,283.2	$ 16.0	1,488.3	4,048.5	(7.9)	(261.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting standard by unconsolidated subsidiary (see Note 4)	5.5			51.1		(45.6)
Beginning Balance (in shares) at Dec. 31, 2018		127.1
Beginning Balance at Dec. 31, 2018	5,035.0	$ 16.0	1,501.5	3,810.5	(7.9)	(285.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans (in shares)		0.6
Net shares issued (acquired) under share-based compensation plans	(1.5)	$ 0.0	(5.2)		3.7
Share-based compensation	4.1		4.1
Retirement benefit adjustments, net of taxes	(0.5)					(0.5)
Net loss	(129.2)			(129.2)
Ending Balance (in shares) at Mar. 31, 2019		127.7
Ending Balance at Mar. 31, 2019	4,906.6	$ 16.0	$ 1,500.4	3,680.0	$ (4.2)	(285.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting standard by unconsolidated subsidiary (see Note 4)	$ (1.3)			$ (1.3)		$ 0.0